As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 67.6%
Communications Equipment - 8.3%
163,747	Balda AG (Germany)*	$1,358,788
52,800	Cisco Systems, Inc. (United States)	1,116,720
72,352	Ei Towers SPA (Italy)*1	1,838,492
		4,314,000
Construction & Engineering - 2.5%
322,600	Impregilo SPA (Italy)	1,287,948
Diversified Financial Services - 2.3%
54,500	Capmark Financial Group, Inc. (United States)*	1,209,900

Diversified Telecommunication Services - 2.6%
68,400	Sistema JSFC - ADR (Russia)*	1,346,796
Electronic Equipment, Instruments & Components - 1.0%
178,900	WBL Corp. Ltd. (Singapore)	509,053
Energy Equipment & Services - 3.8%
1,480,419	Sevan Drilling AS (Norway)*	1,971,436
Exploration & Production - 2.6%
579,800	Pulse Seismic, Inc. (Canada)*	1,319,511
Hotels, Restaurants & Leisure - 0.9%
234,294	Rank Group (United Kingdom)	483,790
Household Durables - 3.3%
78,455	Retail Holdings NV (Hong Kong)*	1,686,783
Industrial Conglomerates - 15.8%
14,522	Ackermans (Belgium)	1,230,168
6,197	Bollore SA (France)	1,289,392
38,600	EXOR SPA (Italy)	974,592
134,040	Justice Holdings Ltd. (United Kingdom)*1	1,865,240
8,071,000	Lonrho PLC (United Kingdom)*	1,650,076
148,220	Orkla ASA (Norway)	1,173,265
		8,182,733
Insurance - 6.9%
31,700	American International Group, Inc. (United States)*	977,311
167,600	Genworth Financial, Inc. (United States)*	1,394,431
461,202	Old Mutual PLC (United Kingdom)	1,170,878
		3,542,620
Internet Software & Services - 3.2%
302,496	ModusLink Global Solutions, Inc. (United States)*	1,633,478
Machinery - 1.6%
78,220	Fiat Industrial SPA (Italy)1	834,698
Media - 11.1%
439,773	Constantin Medien AG (Germany)*	1,020,559
392,328	Eniro AB (Sweden)*	919,481
598,368	Promotora de Informaciones SA - Class B - ADR (Spain)	2,602,901
437,900	Sky Deutschland AG (Germany)*	1,212,686
		5,755,627
Movies & Entertainment - 0.8%
83,303	Highlight Communications AG (Switzerland)	432,127
Oil, Gas & Consumable Fuels - 0.9%
66,100	ATP Oil & Gas Corp. (United States)*	485,835
TOTAL COMMON STOCKS
(Cost $35,649,119)		34,996,335

PARTNERSHIPS & TRUSTS - 4.9%
Real Estate Investment Trusts - 4.9%
73,043	General Growth Properties, Inc. (United States)1	1,241,001
180,800	iStar Financial, Inc. (United States)*1	1,310,800
		2,551,801
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,922,304)		2,551,801

WARRANTS - 4.6%
Consumer Finance - 1.3%
29,883	Capital One Financial Corp., Expiration: November, 2018, Exercise Price: $42.13 (United States)*	679,241
Diversified Financial Services - 1.9%
109,040	Bank of America Corp., Expiration: January, 2019, Exercise Price: $13.30 (United States)*	507,035
34,020	JPMorgan Chase & Co., Expiration: October, 2018, Excercise Price: $42.42 (United States)*	455,188
		962,223
Insurance - 0.6%
21,300	Hartford Financial Services Group, Inc., Expiration: June, 2019, Excercise Price: $9.68 (United States)*	283,716
Media - 0.8%
8,059,777	Promotora de Informaciones SA - Class A, Expiration: June, 2014, Excercise Price: $2.00 (Spain)*	429,975
TOTAL WARRANTS
(Cost $6,209,454)		2,355,155

Principal Amount
BONDS - 12.5%
CORPORATE BONDS - 7.2%
Diversified Financial Services - 1.7%
	Egidaco Investments Ltd.
$6,000,000	12.750%, 12/29/2013 (Russia)	901,252
Oil, Gas & Consumable Fuels - 3.4%
	ATP Oil & Gas Corp.
2,400,000	11.875%, 5/1/2015 (United States)	1,764,000
Real Estate Investment Trust - 2.1%
1,110,000	iStar Financial, Inc., 5.950%, 10/15/2013 (United States)	1,068,375
TOTAL CORPORATE BONDS
(Cost $3,454,693)		3,733,627

CONVERTIBLE BOND - 3.7%
Shipping & Logistics - 3.7%
2,700,000	Frontline Ltd., 4.500%, 4/14/2015 (United States)	1,890,000
TOTAL CONVERTIBLE BOND
(Cost $1,531,770)		1,890,000

MUNICIPAL BONDS - 1.6%
Tobacco - 1.6%
	Northern Tobacco Securitization Co., 5.670%,
10,840,000	6/1/2046 (United States)	304,170
	Tobacco Settlement Financing Corp., 6.125%,
22,895,000	6/1/2047 (United States)	544,901
		849,071
TOTAL MUNICIPAL BONDS
(Cost $1,365,843)		849,071

TOTAL BONDS
(Cost $6,352,306)		6,472,698

Contracts (100 shares per contract)
CALL OPTION PURCHASED - 0.2%
Insurance - 0.2%
	American International Group, Inc. ,
290	Expiration: January, 2013, Strike Price: $30.00 (United States)	122,525
TOTAL CALL OPTION PURCHASED
(Cost $108,763)		122,525

Shares		Value
SHORT-TERM INVESTMENT - 10.1%
Money Market Fund - 10.1%
5,208,298	Invesco Liquid Assets Portfolio-Institutional Class, 0.157%2	5,208,298
TOTAL SHORT-TERM INVESTMENT
(Cost $5,208,298)		5,208,298

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $55,450,244)		51,706,812
Other Assets in Excess of Liabilities - 0.1%		38,572
TOTAL NET ASSETS - 100.0%		$51,745,384

*		Non-income producing security.
ADR		American Depository Receipt
	1	All or a portion of this security was segregated as collateral for forward currency contracts.
	2	7-day yield as of March 31, 2012.

SCHEDULE OF PUT OPTIONS WRITTEN at March 31, 2012 (Unaudited)

Contracts (100 shares per contract)		Value
PUT OPTION WRITTEN - 0.2%
Insurance - 0.2%
	American International Group, Inc. ,	$85,095
610	Expiration: January, 2013, Strike Price: $25.00
TOTAL PUT OPTION WRITTEN
(Premiums Received $107,941)		$85,095

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Percent of
Country	Net Assets
United States	32.6%
United Kingdom	10.0%
Italy	9.5%
Germany	7.0%
Norway	6.1%
Spain	5.8%
Russia	4.3%
Hong Kong	3.3%
Canada	2.6%
France	2.5%
Belgium	2.4%
Sweden	1.8%
Singapore	1.0%
Switzerland	0.9%
Cash & Equivalents ^	10.2%
Total	100.0%

^Includes money market fund and other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$55,572,115
Gross unrealized appreciation on long positions	4,848,416
Gross unrealized depreciation on long positions	(8,713,773)
Net unrealized appreciation on short positions	22,846
Net unrealized depreciation	$(3,842,511)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$12,736,350	$22,259,985	$-	$34,996,335
Partnerships & Trusts^	2,551,801	-	-	2,551,801
Warrants^	1,925,180	429,975	-	2,355,155
Corporate Bonds^	-	3,733,627	-	3,733,627
Convertible Bond^	-	1,890,000	-	1,890,000
Municipal Bonds^	-	849,071	-	849,071
Call Option Purchased^	-	122,525	-	122,525
Short-Term Investment	5,208,298	-	-	5,208,298
Total Investments in Securities	$22,421,629	$29,285,183	$-	$51,706,812

Other Financial Instruments #
Unrealized appreciation	$-	$64,774	$-	$64,774
Unrealized depreceiation	-	(85,813)	-	(85,813)
Total Investments in Other
Financial Instruments	$-	$(21,039)	$-	$(21,039)
Put Option Written	$-	$85,095		$85,095

^See Schedule of Investments for industry breakout.
# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts.  However, the Fund also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of March 31, 2012, the Fund had the following forward currency contracts outstanding (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	9,297,000 EUR	6/11/2012	$12,352,938	$12,404,234	$(51,296)

To Buy:
	385,000 EUR	6/11/2012	(509,394)	(513,674)	4,280
Net Value of GBP Contracts			11,843,544	11,890,560	(47,016)

To Sell:
	3,415,300 GBP	6/11/2012	5,430,618	5,460,001	(29,383)

To Buy:
	200,000 GBP	6/11/2012	(316,952)	(319,738)	2,786
Net Value of GBP Contracts			5,113,666	5,140,263	(26,597)

To Sell:
	18,439,000 NOK	6/11/2012	3,284,125	3,228,646	55,479
Net Value of NOK Contracts			3,284,125	3,228,646	55,479

To Sell:
	12,670,000 SEK	6/11/2012	1,904,402	1,909,536	(5,134)
Net Value of SEK Contracts			1,904,402	1,909,536	(5,134)

To Sell:
	604,500 SGD	6/11/2012	483,195	480,966	2,229
Net Value of SGD Contracts			483,195	480,966	2,229

Net Value of Outstanding
Forward Currency Contracts			$22,628,932	$22,649,971	$(21,039)

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title)              /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date        May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date       May 25, 2012

By (Signature and Title)*            /s/ Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date         May 25, 2012

* Print the name and title of each signing officer under his or her signature.